Shareholder Report, Average Annual Return (Details)	7 Months Ended
Dec. 31, 2025
Alpha Brands(TM) Consumption Leaders ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	16.46%